BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2018
BASIS OF PREPARATION
BASIS OF PREPARATION

NOTE 1 — BASIS OF PREPARATION

The unaudited general purpose financial statements of Sundance Energy Australia Limited (“SEAL”) and its wholly owned subsidiaries, (collectively, the “Company”, “Consolidated Group” or “Group”), for the interim half‐year reporting period ended 30 June 2018 have been prepared in accordance with the Corporations Act 2001 and Australian Accounting Standards Board (“AASB”) 134 Interim Financial Reporting. These condensed consolidated financial statements comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s annual financial statements as at 31 December 2017 and any public announcements made by the Company during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies and methods of computation that are discussed in Note 1 of the Company’s 31 December 2017 annual financial statements have been consistently applied to the half‐year reporting period ended 30 June 2018 unless otherwise stated. On 1 January  2018, the Company adopted AASB/IFRS 15 – Revenue from Contracts with Customers.  The objective of the new standard is to establish a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers.  The standard was required to be adopted using either the full retrospective approach, with all the prior periods presented adjusted, or the modified retrospective approach, with a cumulative adjustment to retained earnings on the opening balance sheet. The Company elected the modified retrospective approach.  The adoption did not have an impact on the Company’s net income or cash flows, and the Company did not record a cumulative-effect adjustment to retained earnings as a result.    Refer to Note 3 for further information on the Company’s implementation of this standard.

On 1 January 2018 the Company adopted AASB 9/IFRS 9, Financial Instruments, and the relevant amending standards.  The standard introduces new requirements for the classification, measurement, and derecognition of financial instruments, including new general hedge accounting requirements.  The adoption of the standard did not have a material impact on the Group’s consolidated financial statements.

The condensed consolidated financial statements and accompanying notes are presented in U.S. dollars and all values are rounded to the nearest thousand (US$’000), except where stated otherwise.